Note 21 - Financial Information of Colony Bankcorp, Inc. (Parent Only) Statements of Operations, Parent Company (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Salaries and Employee Benefits	$ 18,482,693	$ 17,589,631	$ 17,507,926
Income Before Taxes and Equity in Undistributed Earnings of Subsidiary	12,524,543	12,160,500	10,799,912
Income Tax Benefits	(3,851,333)	(3,787,803)	(3,268,287)
Net Income	8,673,210	8,372,697	7,531,625
Preferred Stock Dividends	1,493,310	2,375,010	2,688,604
Net Income Available to Common Stockholders	7,179,900	5,997,687	4,843,021
Parent Company [Member]
Dividends from Subsidiary	9,118,104	10,015,147	12,015,572
Management Fees	601,080	581,334	581,334
Other	103,612	112,876	100,269
	9,822,796	10,709,357	12,697,175
Interest	601,567	503,286	517,381
Amortization			938
Salaries and Employee Benefits	840,130	811,150	782,152
Other	554,434	666,872	538,847
	1,996,131	1,981,308	1,839,318
Income Before Taxes and Equity in Undistributed Earnings of Subsidiary	7,826,665	8,728,049	10,857,857
Income Tax Benefits	457,934	444,764	396,738
Income Before Equity in Undistributed Earnings of Subsidiary	8,284,599	9,172,813	11,254,595
Dividends Received in Excess of Earnings of Subsidiary		(800,116)	(3,722,970)
Equity in Undistributed Earnings of Subsidiary	388,611
Net Income	8,673,210	8,372,697	7,531,625
Preferred Stock Dividends	1,493,310	2,375,010	2,688,604
Net Income Available to Common Stockholders	$ 7,179,900	$ 5,997,687	$ 4,843,021